OVERLAND EXPRESS FUNDS, INC.

                      California Tax-Free Money Market Fund
                                Money Market Fund
                         U.S. Treasury Money Market Fund

                       Supplement dated November 12, 1996
             to Prospectus for Class A Shares dated May 1, 1996 and
         to Prospectus for Institutional Class Shares dated May 1, 1996

         As of November 12, 1996, the net asset values for shares of the above-referenced Funds will be calculated as of 3:00 p.m. and 4:00 p.m. (Eastern time) instead of 12:00 noon and 4:00 p.m. (New York time). All references to "12:00 noon" and "(New York time)" under "Determination of Net Asset Value," "Purchase of Shares," "Exchange Privileges," "Redemption of Shares," and "Dividends and Distributions" in each Prospectus are hereby changed to "3:00 p.m." and "(Eastern time)," respectively.



                                                          (MMP, 91P SUPP 11/96)


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                          OVERLAND EXPRESS FUNDS, INC.

                National Tax-Free Institutional Money Market Fund

                       Supplement dated November 12, 1996
                        to Prospectus dated April 1, 1996


     As of November 12, 1996, the net asset value for shares of the above-referenced Fund will be calculated as of 12:00 noon and 1:00 p.m. (Pacific time) instead of 9:00 a.m. and 1:00 p.m. (Pacific time). All references in the Prospectus to "9:00 a.m." under "Investing in the Fund," "Dividends," "How to Redeem Shares," and "Exchange Privilege" are hereby changed to "12:00 noon."


                                                               (92P SUPP 11/96)

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                          OVERLAND EXPRESS FUNDS, INC.


                               Overland Sweep Fund

                       Supplement dated November 12, 1996
                        to Prospectuses dated May 1, 1996

     As of November 12, 1996, the net asset value for shares of the above-referenced Fund will be calculated as of 3:00 p.m. and 4:00 p.m. (Eastern time) instead of 12:00 noon and 4:00 p.m. (New York time). All references in the Prospectus to "12:00 noon" and "(New York time)" under "Determination of Net Asset Value --Dividends and Distributions" are hereby changed to "3:00 p.m." and "(Eastern time)," respectively.




                                                               (80P SUPP 11/96)